Impairment test on Property, plant and equipment	12 Months Ended
Dec. 31, 2024
Impairment test on Property, plant and equipment
Impairment test on Property, plant and equipment

Note 36     Impairment test on Property, plant and equipment

The Group’s management defines each block or group of blocks in which the Group has operational or economic interests as a cash-generating unit (“CGU”). The classification in CGUs reflects the operational interdependence of the assets, with shared facilities and services contributing collectively to the generation of cash inflows. The grouping of assets to determine the CGUs is consistent as compared to the prior periods.

As of December 31, 2024, the certified reserves estimation at year-end showed declines in certain blocks compared to the prior year’s estimates. Management considered this, along with other facts related to oil price assumptions, production decline and the cash generation potential of the blocks, as indicators of impairment in the Llanos 87, CPO-5 and Platanillo Blocks in Colombia and the Perico Block in Ecuador. As a result, the Group performed an impairment review for each of those CGUs. No impairment indicators were identified for the remaining CGUs.

The impairment tests were performed by comparing the carrying amount of each CGU to its recoverable amount, which was determined as the fair value less cost of disposal, in accordance with IAS 36 Impairment of Assets. The fair value less cost of disposal was estimated using a discounted cash flow model, as this is a commonly used approach to estimate market value in the oil and gas industry where observable market prices are not readily available. The fair value measurement used in the impairment tests is classified as Level 3 of the fair value hierarchy defined in IFRS 13 Fair Value Measurement, as it relies on inputs that are not directly observable in the market, including internal assumptions.

The key variables and assumptions applied in the valuation model included:

●	Future oil prices: Based on Brent price forecasts provided by international consultancy firms, weighted with internal estimates and aligned with the price curves used by DeGolyer and MacNaughton (D&M). For the first five years, the Brent prices per barrel used were as follows: US$ 74.13 in 2025, US$ 74.95 in 2026, US$ 76.72 in 2027, US$ 78.27 in 2028, and US$ 79.83 in 2029.
●	Price scenarios: Three scenarios (low, mid, and high) were modeled and weighted to properly reflect pricing uncertainty.
●	Production and reserves: Production levels were projected based on certified risked P1, P2, and P3 reserves, as applicable, and linked to the price curves.
●	Operating and structure costs: Estimated using internal historical data and consistent with GeoPark’s 2025 approved budget.
●	Capital expenditures: Projected to reflect the drilling campaign necessary to develop certified reserves.
●	Income taxes: Projections include expected applicable income tax rates (see Note 16).
●	Discount rate: The post-tax discount rate was determined with reference to market participant assumptions and an assessment of GeoPark’s Weighted Average Cost of Capital (WACC) for each CGU. For the CGUs located in Colombia, a discount rate of 10% was applied, while for the CGU in Ecuador, a discount rate of 18% was used. These rates reflect the specific risk profile and economic conditions of each jurisdiction.
●	Costs of disposal: Estimated based on GeoPark's recent similar transactions, reflecting the expenses expected to be incurred in a potential disposal process.

The assets subject to the impairment test include oil and gas properties, production facilities and machinery, and construction in progress. The carrying amount tested also includes mineral interests, if any.

As a consequence of the evaluation, no impairment losses were recognized. The following amounts of impairment loss were recognized in the last three years:

Amounts in US$‘000	2024	2023	2022
Chile (a)	—	(13,332)	—
	—	(13,332)	—
(a)	Recognition of impairment loss in the Fell Block due to the known selling price of the related net assets in the context of the transaction described in Note 35.3 in 2023.

With regard to the assessment of fair value less cost of disposal for the identified CGUs subject to impairment indicators, Management believes that there are no reasonably possible changes in any of the above key assumptions that would cause the carrying value of the CGUs to materially exceed its recoverable amount. A 1% change to discount rates or a 5% change in forward price estimates over the life of the reserves would have an immaterial impact on the impairment.